Advances from Federal Home Loan Bank of New York	12 Months Ended
Dec. 31, 2011
Advances from Federal Home Loan Bank of New York [Abstract]
Advances from Federal Home Loan Bank of New York

Note 8 - Advances from Federal Home Loan Bank of New York

	December 31,
	2011		2010
		Weighted		Weighted
		Average		Average
	Amount	Rate	Amount	Rate
Amortizing Loans:
Principal repayment in
Years ended December 31,
2011	$—	—%	$1,461,007	4.80%
2012	1,034,952	4.78	1,034,954	4.78
2013	46,622	5.25	46,622	5.25
Total amortizing loans	1,081,574	4.80%	2,542,583	4.80%

Term loans:
Due within one year	$9,000,000	0.31%	9,500,000	1.13%

Total Advances	$10,081,574	0.79%	$12,042,583	1.90%

The carrying value of collateral pledged for the above advances was as follows (in thousands):

	December 31,
	2011	2010
Loans receivable	$46,145	$50,566
Mortgage-backed securities	8,719	10,702

	$54,864	$61,268